Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current Federal and State					$ 16,500	$ (85,000)
Deferred Federal and State					(1,218,900)	(697,000)
Total (benefit) provision for income taxes	$ (953,953)	$ (5,431)	$ (1,451,753)	$ (259,850)	$ (1,202,363)	$ (781,200)